Trade and other payables (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Trade and other payables [abstract]
Trade payables	£ 4,422	£ 4,414
Other taxes and social security	190	164
Accruals	4,095	4,078
Other creditors	158	276
Trade and other current payables	8,865	£ 8,932	[1]
Accruals and deferred income classified as current, research and development expenditure	£ (1,900)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’